APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer
              PIMCO Advisors  VIT
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class of securities
            for which this Form is filed If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes


3. Investment Company Act File Number: 811-08512



Securities Act File Number:  33-78944




4. a.  Last day of fiscal year for
              which this Form is filed  December 31, 2004



4. b.    Check box if this Form is being filed late
             i.e more than 90 calendar days after the end of the
                     issuers fiscal year.  (See Instruction A.2)


Note  If the Form is being filed late,
 interest must be paid on the registration fee due.



4. c.  Check box if this is the last time the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities
                  sold during the  fiscal year pursuant to section 24f
                 133,782,845


II. Aggregate price of securities redeemed or Repurchased during the fiscal year. 202,031,069

III. Aggregate price of Securities redeemed or
                 repurchased  during any prior fiscal
                 year ending no earlier than October 11, 1995
                  that were not previously used to  reduce
                  registration fees payable to the Commission
	241,132,867


IV. Total available redemption credits
                  add Items II and 5III  443,163,936

V. Net sales if Item 5IV is greater than Item 5I subtract Item 5IV from Item 5I.___________

VI. Redemption credits available for use in future years $309,381,091 If Item 5I is less than Item 5IV subtract Item
5IV from Item 5I

VII. Multiplier for determining registration fee See	x.0011770
Instruction C.9.

VIII. Registration fee due multiply Item 5V by Item	$_    -0-__
5VII enter 0 if no fee is due

6. Prepaid Shares

If the response to Item 5 Iwas determined by deducting an amount of securities that were registered under the Securities
 Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities number of shares or units deducted here_0____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
 the issuer in future fiscal years, then state that number here
_0______.


7.   	Interest due  if this Form is being
                      filed more than 90 days after the end of the issuers fiscal year see instruction D

_________

8.           Total of the amount of the registration
                 fee due plus any interest due line 5VIII plus line 7
 ____0__


9.            Date the registration fee and any interest
                 payment was sent to the Commissions lockbox
               depository

		Method of Delivery

   Wire Transfer

    Mail or other means
SIGNATURES



This report has been signed below
 by the following persons on behalf
 of the issuer and in the capacities and on the dates indicated.


By Signature and Title

Lawrence Altadonna____
Treasurer_________________


Date ____3 16 05__________

		Please print the name and title of the signing officer below the signature.